Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Pictures	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2016	$294.4	$240.4	$—	$534.8
Business acquisitions(1)	68.4	—	2,131.0	2,199.4
Measurement period adjustments(2)	(0.9)	—	(32.8)	(33.7)
Reallocation of goodwill for segment reorganization(3)	—	68.8	(68.8)	—
Balance as of March 31, 2017	361.9	309.2	2,029.4	2,700.5
Business acquisitions(1)	29.0	—	—	29.0
Measurement period adjustments(2)	2.8	—	8.5	11.3
Balance as of March 31, 2018	$393.7	$309.2	$2,037.9	$2,740.8
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(1)
In fiscal 2017, represents the goodwill resulting from the Starz Merger, which was allocated to the Media Networks and Motion Pictures segments based on the estimate of the relative fair value of the businesses included in each segment (see Note 2 and Note 15). In fiscal 2018, represents the goodwill resulting from the acquisition of Good Universe (see Note 2).

(2)	In fiscal 2017 and fiscal 2018, represents measurement period adjustments recorded for the Starz Merger.

Finite-Lived Intangible Assets
Finite-lived intangible assets consisted of the following as of March 31, 2018 and March 31, 2017:

	March 31, 2018			March 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships(1)	$1,821.0	$141.4	$1,679.6	$1,821.0	$33.9	$1,787.1
Trademarks and trade names	8.6	7.2	1.4	8.6	6.9	1.7
Other	9.5	2.8	6.7	9.5	1.6	7.9
	$1,839.1	$151.4	$1,687.7	$1,839.1	$42.4	$1,796.7

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(1)	Customer relationships primarily represent affiliation agreements with distributors acquired in the Starz Merger (see Note 2).

Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets not subject to amortization consisted of the following:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Indefinite-lived intangible assets not subject to amortization:
Tradenames(1)	$250.0	$250.0

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(1)
Tradenames are primarily related to the Starz brand name, which have an indefinite useful life and are not amortized, but rather are assessed for impairment at least annually or more frequently whenever events or circumstances indicate that the rights might be impaired.